Loss per share (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Veraxa Biotech A G [Member]
Numerator:
Net loss available to common shareholders	SFr (66,613,990)	SFr (28,132,971)